SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Summary of the Total Potential Ordinary Shares that were Excluded from the Diluted Per Share Calculation) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Antidilutive securities excluded from computation of earnings per share [Line Items]
Antidilutive securities (in shares)	1,784	[1]	1,734	[1]	2,002	[1]
Anti-dilutive stock options and awards/units outstanding [Member]
Antidilutive securities excluded from computation of earnings per share [Line Items]
Antidilutive securities (in shares)	1,784		1,734		2,002

[1]	Calculated using the treasury stock method, which assumes proceeds are used to reduce the dilutive effect of outstanding stock awards. Assumed proceeds include the unrecognized deferred compensation of share awards, and assumed tax proceeds from excess stock-based compensation deductions.